STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 20,095	$ 48,047	$ 244,061
Cost of Sales	2,311	14,448	82,761
Gross Profit	17,784	33,599	161,300
Operating Expenses
Research and development	832,432	2,137,628	911,960
Selling, marketing and advertising	19,918	73,862	28,569
General and administrative	1,627,313	2,392,467	1,349,984
Total operating expenses	2,479,663	4,603,957	2,290,513
Loss from Operations	(2,461,879)	(4,570,358)	(2,129,213)
Other (Expense) Income
Interest expense, net	(301,045)	(80,131)	(266,371)
Interest expense - amortization of note discounts	$ (313)	(228,404)	$ (303,379)
Loss from change in fair value of derivative liabilities		(449,600)
Gain on disposal of assets	$ 8,000	17,353	$ 10,000
Loss on intangible assets		(12,283)
Other income	$ 69,500	15,284
Total other expense, net	(223,858)	(737,781)	$ (559,750)
Loss Before Provision for Income Taxes	(2,685,737)	(5,308,139)	(2,688,963)
Provision for Income Taxes	800	800	800
Net Loss	$ (2,686,537)	$ (5,308,939)	$ (2,689,763)
Basic and Diluted Loss Per Common Share	$ (0.18)	$ (0.24)	$ (0.24)
Basic and Diluted Weighted-Average Common Shares Outstanding	14,971,068	21,998,528	11,056,059